Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities
Net (loss)/income for the year	$ 1,108	$ (14,140)	$ (53,415)
Adjustments to reconcile net (loss)/income to net cash (used in)/generated from operating activities
Depreciation of property and equipment	6,319	9,277	5,824
Amortization of intangible assets	1,129	1,216	1,200
Amortization of the right-of-use assets	(1,934)	(3,685)	(5,634)
Allowance for doubtful accounts	1,213	5,305	(2,128)
Loss/(gain) on disposal of property and equipment	31	(55)	144
Share-based compensation	6,170	2,310	5,428
Investment income from short-term investments	(404)	(664)	(1,708)
Impairment of inventories	429	3,283	3,578
Impairment of long-term investments		794	19,831
Net unrealized gains on long-term investments		(794)	(10,907)
Investment income on disposal of long-term investments	(42)	(214)	(579)
Interest expense accrued on due to related parties	95	406	75
Deferred taxes	(178)	966	4,361
Deferred government grants	(169)	(865)	(1,735)
Changes in operating assets and liabilities:
Accounts receivable	(2,168)	5,048	(8,739)
Prepayments and other assets	(2,319)	(1,263)	772
Due from/to related parties	(8,507)	(8,598)	(684)
Accounts payable	5,238	(4,938)	2,086
Inventories	(36)	643	3,435
Contract liabilities	2,112	289	(664)
Income tax payable	(77)	(163)	98
Accrued liabilities and other payables	9,605	(11,707)	(12,580)
Lease liabilities	(2,003)	(3,732)	(4,976)
Net cash (used in)/generated from operating activities	19,480	(13,911)	(45,649)
Cash flows from investing activities
Purchase of short-term investments	(337,738)	(177,075)	(355,294)
Proceeds from collection upon maturities of short-term investments	341,960	167,439	450,687
Proceeds from disposal of property and equipment	207	721	576
Proceeds from disposal of long-term investments	42	1,076	528
Purchase of intangible assets	(84)	(59)	(433)
Acquisition of long-term investments	(3,627)		(2,838)
Repayment/(payment) of loans to employees		696	711
Repayment/(payment) of loans to employees	(177)
Acquisition of property and equipment	(5,821)	(134)	(3,084)
Loan to a related party	(20,000)
Payment for construction in progress	(7,381)	(13,420)	(11,593)
Net cash generated from/(used in) investing activities	(32,619)	(20,756)	79,260
Cash flows from financing activities
Repurchase of shares		(4,475)
Governments grants received			853
Proceeds from bank borrowings	2,196	7,816	11,324
Repayment of bank borrowings	(2,419)
Repayment of loans due to a related party arising from a business combination		(662)
Net cash generated from/(used in) financing activities	(223)	2,679	12,177
Net increase/(decrease) in cash, cash equivalents and restricted cash	(13,362)	(31,988)	45,788
Effect of exchange rates on cash and cash equivalents, and restricted cash	2,009	5,329	(3,270)
Cash and cash equivalents at beginning of year	137,248	162,465	122,930
Restricted cash at beginning of year	1,541	2,983
Cash, cash equivalents and restricted cash at beginning of year	138,789	165,448	122,930
Cash and cash equivalents at end of year	123,358	137,248	162,465
Restricted cash at end of year	4,078	1,541	2,983
Cash, cash equivalents and restricted cash at end of year	127,436	138,789	165,448
Supplemental disclosure of cash flow information
Income tax paid	(66)	(356)	(142)
Non-cash investing and financing activities
-Acquisition of property and equipment in form of other payables	(568)	(5,217)	(321)
-Acquisition of right-of-use assets and lease liabilities, net off impact from lease modification	$ (10)	$ (3,325)	$ 2,723